Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of accounts receivable

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accounts receivable—third parties	75,870	82,434
Accounts receivable—related parties (Note 17(ii))	1,329	1,166
Allowance for credit losses	(121)	(20)
Accounts receivable, net	77,078	83,580

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	64,022	78,288
Between 3 months to 6 months	9,259	2,867
Between 6 months to 1 year	1,440	78
Later than 1 year	1,149	1,201
Accounts receivable—third parties	75,870	82,434

Schedule of movements on the allowance for credit losses

	2022	2021

	(in US$’000)
As at January 1	20	95
Increase in allowance for credit losses	119	21
Decrease in allowance due to subsequent collection	(14)	(92)
Exchange difference	(4)	1
As at June 30	121	25